Note 2 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2019
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	$ (10,022,000)	$ (2,945,000)	$ (1,799,000)	$ (15,222,000)	$ (3,639,000)
Restricted Cash and Cash Equivalents, Total	22,000	22,000	22,000	22,000
Accounting Standards Update 2016-02 [Member]
Operating Lease, Liability, Current						$ 200,000
Operating Lease, Weighted Average Discount Rate, Percent						8.00%
Operating Lease, Right-of-Use Asset						$ 200,000
Accounting Standards Update 2016-18 [Member]
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents, Period Increase (Decrease), Including Exchange Rate Effect, Total	$ 22,000	$ 22,000	$ 22,000	$ 14,000